Summary of Warrant Activity (Details) - $ / shares		9 Months Ended		12 Months Ended
	Apr. 17, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Common Stock Warrants
Number of Shares, Warrants Outstanding Beginning		413,423,972	44,806,076	44,806,076		12,108,743
Weighted Average Exercise Price Outstanding and Exercisable, Beggining				$ 0.015	$ 0.78	$ 0.78
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning		10 years 3 months 18 days	4 years 7 months 2 days		1 year 6 months 10 days
Number of Shares, Warrants Issued	354,836,286	0	368,325,486	369,617,896		35,888,624
Weighted Average Exercise Price Warrants Issued		$ 0	$ 0.015	$ 0.01		$ 0.73
Weighted Average Remaining Contractual Life Warrants Outstanding, Issued			10 years 3 months 18 days	10 years 18 days	5 years 4 months 9 days
Number of Shares, Warrants Outstanding and Exercisable Ending		407,640,783	413,131,562	413,423,972
Weighted Average Exercise Price Outstanding and Exercisable Ending		$ 0.58	$ 0.09	$ 0.015	$ 0.78	0.78
Weighted Average Remaining Contractual Life Warrants Outstanding and Exercisable			9 years 9 months 14 days	10 years 3 months 18 days	4 years 7 months 2 days
Weighted Average Exercise Price Outstanding		$ 0.015	$ 0.78	$ 0.78		$ 1.38
Number of Shares, Warrants Expired		(5,783,189)				(2,183,478)
Weighted Average Exercise Price Warrants Expired		$ 0.33				$ 2.73
Weighted Average Remaining Contractual Life Warrants Outstanding and Exercisable, Ending		8 years 5 months 1 day
Number of Shares, Warrants Exchanged						(1,007,813)
Weighted Average Exercise Price Warrants Exchanged						$ 0.40
Weighted Average Exercise Price Outstanding and Exercisable Ending		$ 0.015	$ 0.78	$ 0.78
Number of Shares, Warrants Exercised				(1,000,000)
Weighted Average Exercise Price Warrants Exercised				$ 0.01